PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Schedule of Property, Plant and Equipment [Table Text Block]
	September 30, 2017	March 31, 2017
Machinery and Equipment	$1,200,293	$1,012,000
Machinery under Capital Lease	735,781	735,781
Machinery - Construction in Progress	224,662	185,848
Office Equipment	79,681	79,681
Leasehold Improvements	-	3,979
Less: Accumulated Depreciation	(1,086,382)	(897,141)
Fixed Assets, net	$1,154,035	$1,120,148

	March 31, 2017	March 31, 2016
Machinery and Equipment	$1,012,000	$970,728
Machinery under Capital Lease	735,781	735,781
Office Equipment	79,681	53,631
Leasehold Improvements	3,979	3,979
Less: Accumulated Depreciation	(897,149)	(537,555)
Fixed Assets, net	$1,120,148	$1,226,534